PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of March 31, 2019 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (2.9%)
United Parcel Service Inc., Class B	4,327,835	483,592,283

Apparel & Luxury Goods (3.0%)
VF Corp.	5,761,646	500,744,654

Banks (2.6%)
First Republic Bank	4,257,771	427,735,675

Biotechnology (3.5%)
Gilead Sciences Inc.	8,840,894	574,746,519

Capital Markets (2.9%)
Charles Schwab Corp.	11,018,317	471,143,235

Chemicals (7.1%)
Linde plc	4,417,267	777,129,783
PPG Industries Inc.	3,572,144	403,187,893

		1,180,317,676
Commercial Services & Supplies (2.9%)
Waste Management Inc.	4,630,219	481,126,056

Communications Equipment (2.2%)
Motorola Solutions Inc.	2,626,129	368,761,034

Consumer Finance (3.3%)
American Express Co.	4,989,819	545,387,217

Energy Equipment & Services (1.3%)
National Oilwell Varco Inc.	7,783,871	207,362,323

Equity Real Estate Investment Trusts (4.1%)
Digital Realty Trust Inc.	2,187,533	260,316,427
Iron Mountain Inc.	7,479,082	265,208,248
Public Storage	713,332	155,349,443

		680,874,118
Food & Staples Retailing (2.6%)
Sysco Corp.	6,555,701	437,658,599

Health Care Equipment (6.2%)
Danaher Corp.	4,414,451	582,795,821
Hologic Inc. [q]	9,083,916	439,661,534

		1,022,457,355

Health Care Providers & Services (3.3%)
CVS Health Corp.	10,237,314	552,098,344

Health Care Technology (2.9%)
Cerner Corp. [q]	8,458,861	483,931,438

Household Products (6.3%)
The Clorox Company	3,579,544	574,373,631
The Procter & Gamble Co.	3,362,839	349,903,398
WD-40 Co. lΩ	706,335	119,681,402

		1,043,958,431
Industrial Manufacturing (3.9%)
3M Company	3,107,037	645,580,148

Interactive Media & Services (2.9%)
Alphabet Inc., Class A q	309,801	364,601,699
Alphabet Inc., Class C [q]	102,181	119,889,989

		484,491,688
IT Services (3.9%)
Mastercard Inc., Class A	2,772,115	652,694,477

Machinery (3.4%)
Pentair plc	5,071,456	225,730,507
Xylem Inc.	4,302,734	340,088,095

		565,818,602
Media (4.4%)
The Walt Disney Co.	6,519,215	723,828,441

Multi-Utilities (0.9%)
MDU Resources Group Inc. Ω	5,881,376	151,915,942

Professional Services (2.9%)
Verisk Analytics Inc.	3,584,925	476,795,025

Semiconductor Equipment (1.9%)
NVIDIA Corp.	1,711,291	307,279,412

Snack & Juice Bars (2.1%)
Starbucks Corp.	4,718,319	350,759,834

Software (11.3%)
Cadence Design Systems Inc. [q]	11,451,861	727,307,692
Microsoft Corp.	4,301,420	507,309,475
Synopsys Inc. [q]	5,539,987	637,929,503

		1,872,546,670
Technology Hardware (2.1%)
Apple Inc.	1,848,717	351,163,794

Total investment in equities (96.8%) (cost $12,088,705,016)		16,044,768,990

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Community Trust Credit Union	1.85%	10/15/2019	250,000	244,548
Urban Partnership Bank	0.30%	09/24/2019	250,000	245,124

				489,672
Certificates of Deposit Account Registry Service(0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/14/2019 Participating depository institutions: Bank of Weston, par 238,500; Central Savings Bank, par 201,524; City First Bank of D.C., NA, par 238,500; CUSB Bank, par 50,000; Harford Bank, par 166,909; Illinois National Bank, par 238,500; MainStreet Bank, par 238,500; National Bank of St. Anne, par 238,500; Relyance Bank, par 102,925; Resource Bank, par 51,229; State Bank of Southern Utah, par 234,913; (cost $1,923,516)	1.52%	3/12/2020	2,000,000	1,923,516

Community Development Loans (0.1%) α
BlueHub Loan Fund	1.00%	04/15/2019	100,000	99,738
MicroVest Plus, LP Note	2.25%	04/15/2019	7,500,000	7,480,275
New Hampshire Community Loan Fund	1.00%	07/31/2019	500,000	489,890
Root Capital Loan Fund	1.25%	02/01/2020	200,000	189,841
TMC Development Working Solutions	1.00%	05/25/2019	100,000	99,063
Vermont Community Loan Fund	0.85%	04/15/2019	100,000	99,738

				8,458,545
Time Deposits (3.2%)
BBH Cash Management Service
ANZ, Melbourne	1.78%	04/01/2019	62,250,000	62,250,000
Banco Santander, Madrid	1.78%	04/01/2019	28,176,782	28,176,782
Barclays, London	1.78%	04/01/2019	300,000,000	300,000,000
Citibank, New York	1.78%	04/01/2019	144,975,600	144,975,600

				535,402,382
Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (0.1%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	1.78%			8,546,200

Total short-term securities (3.4%) (cost $554,820,315)				554,820,315

Total securities (100.2%) (cost $12,643,525,331)				16,599,589,305

Payable upon return of securities loaned (-0.1%)				(8,546,200)
Other assets and liabilities (-0.1%)				(26,110,521)

Total net assets (100.0%)				16,564,932,584

q	This security is non-income producing.
l	This security, or partial position of this security, was on loan at March 31, 2019. The total value of the securities on loan at March 31, 2019 was $8,376,264.
Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
plc	Public Limited Company

The portfolio of investments as of March 31, 2019 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund’s most recent prospectus and annual report.

Income Taxes:

At March 31, 2019, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Core Equity Fund
Cost of long-term investments	$12,088,705,016

Unrealized appreciation	$4,305,657,543
Unrealized depreciation	(349,593,569)

Net unrealized appreciation	$3,956,063,974

The Parnassus Core Equity Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the portfolio’s financial assets as of March 31, 2019, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Communication Services	$1,208,320,129	$—	$—	$1,208,320,129
Consumer Discretionary	851,504,488	—	—	851,504,488
Consumer Staples	1,481,617,029	—	—	1,481,617,029
Energy	207,362,323	—	—	207,362,323
Financials	1,444,266,126	—	—	1,444,266,126
Health Care	2,633,233,656	—	—	2,633,233,656
Industrials	2,652,912,114	—	—	2,652,912,114
Information Technology	3,552,445,387	—	—	3,552,445,387
Materials	1,180,317,677	—	—	1,180,317,677
Real Estate	680,874,118	—	—	680,874,118
Utilities	151,915,942	—	—	151,915,942
Short-Term Investments	543,948,582	—	10,871,733	554,820,315

Total	$16,588,717,572	$—	$10,871,733	$16,599,589,305

The following table reconciles the valuations of the Fund’s Level 3 investment securities and related transactions as of March 31, 2019:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2018	$10,816,249
Discounts/premiums amortization	55,484
Purchases	2,200,000
Sales	(2,200,000)

Balance as of March 31, 2019	$10,871,733

Quantitative information about Level 3 fair value measurements:

	Fair Value at March 31, 2019	Valuation Technique	Unobservable Input	Range (Weighted Average)
Certificates of Deposit	$2,413,188	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$8,458,545	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund’s Trustees, all fair value securities as submitted by the Fund’s treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund’s audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the three-month period ended March 31, 2019, the Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the three-month period ended March 31, 2019 is set forth below:

Parnassus Core Equity Fund
Name of Company:	January 1, 2019 Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
WD-40 Co	1,220,000	—	513,665	706,335	119,681,402	1,056,192

Total Affiliates					119,681,402	1,056,192

PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of March 31, 2019 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)
Equity Real Estate Investment Trusts (1.4%)
Public Storage	5.15%	06/02/2022	121,127	3,002,738

Multi-Utilities (1.7%)
Sempra Energy	6.00%	01/15/2021	35,000	3,699,500

Total investment in preferred stocks (3.1%) (cost $6,537,583)				6,702,238

Commercial Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
JP Morgan Mortgage Trust Series 2011-C4, Class A4	4.39%	07/15/2046	974,669	1,001,679
JP Morgan Mortgage Trust Series 2013-C13, Class A2	2.67%	01/15/2046	25,347	25,314
UBS-Barclays Mortgage Trust Series 2012-C2, Class A3	3.06%	05/10/2063	588,439	589,459

Total investment in commercial mortgage-backed securities (0.8%) (cost $1,612,636)				1,616,452

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Airlines (0.4%)
Southwest Air 07-1 Trust	6.15%	08/01/2022	915,879	965,853

Apparel & Luxury Goods (2.3%)
Hanesbrands Inc.	4.63%	05/15/2024	2,000,000	2,005,400
VF Corp.	3.50%	09/01/2021	3,000,000	3,056,523

				5,061,923
Auto Components (1.5%)
APTIV plc	4.25%	01/15/2026	3,000,000	3,090,588

Building Products (1.5%)
Masco Corp.	4.45%	04/01/2025	3,000,000	3,080,637

Capital Markets (1.7%)
Charles Schwab Corp.	3.45%	02/13/2026	3,500,000	3,571,747

Chemicals (1.7%)
Praxair Inc.	3.20%	01/30/2026	3,477,000	3,535,966

Commercial Services & Supplies (1.6%)
Waste Management Inc.	3.50%	05/15/2024	1,500,000	1,536,926
Waste Management Inc.	3.15%	11/15/2027	2,000,000	1,993,182

				3,530,108
Consumer Finance (1.7%)
Mastercard Inc.	3.38%	04/01/2024	3,500,000	3,612,728

Containers & Packaging (1.2%)
Sealed Air Corp.	5.25%	04/01/2023	2,500,000	2,593,750

Energy Equipment & Services (0.8%)
National Oilwell Varco Inc.	3.95%	12/01/2042	2,000,000	1,688,222

Equity Real Estate Investment Trusts (2.8%)
Iron Mountain Inc.	6.00%	08/15/2023	2,900,000	2,976,125
Regency Centers LP	3.75%	06/15/2024	3,000,000	3,048,318

				6,024,443
Food & Staples Retailing (3.1%)
Costco Wholesale Corp.	3.00%	05/18/2027	3,500,000	3,496,224
Mondelez International Inc.	4.13%	05/07/2028	3,000,000	3,133,503

				6,629,727
Health Care Equipment (3.1%)
Danaher Corp.	3.35%	09/15/2025	3,500,000	3,541,018
Hologic Inc.	4.38%	10/15/2025	3,000,000	2,984,400

				6,525,418

Health Care Provider & Services (1.7%)
CVS Health Corp.	4.10%	03/25/2025	3,500,000	3,593,258

Hotel Restaurant & Leisure (1.2%)
Hilton Worldwide Finance LLC	4.63%	04/01/2025	2,500,000	2,525,000

Household Products (3.2%)
The Clorox Company	3.50%	12/15/2024	3,000,000	3,106,440
The Procter & Gamble Co.	2.85%	08/11/2027	3,500,000	3,521,640

				6,628,080
Industrial Conglomerates (3.5%)
3M Company	2.88%	10/15/2027	3,500,000	3,475,356
Pentair Finance SA	3.15%	09/15/2022	4,050,000	3,979,955

				7,455,311
Internet Software & Services (1.3%)
Alphabet Inc.	2.00%	08/15/2026	3,000,000	2,830,494

Life Sciences Tools & Services (1.8%)
Agilent Technologies Inc.	3.05%	09/22/2026	4,000,000	3,865,940

Machinery (2.3%)
Fortive Corp.	3.15%	06/15/2026	2,000,000	1,947,564
Xylem Inc.	3.25%	11/01/2026	3,000,000	2,945,691

				4,893,255
Media (1.6%)
The Walt Disney Co. [l]	2.95%	06/15/2027	3,500,000	3,465,948

Multiline Retail (1.4%)
Nordstrom Inc.	4.00%	03/15/2027	3,000,000	2,947,233

Pharmaceuticals (2.6%)
Bristol-Myers Squibb Co.	3.25%	02/27/2027	3,000,000	2,986,890
Gilead Sciences Inc.	3.70%	04/01/2024	2,500,000	2,581,477

				5,568,367
Snack & Juice Bars (1.6%)
Starbucks Corp.	2.45%	06/15/2026	3,500,000	3,312,701

Software (6.9%)
Adobe Systems Inc.	3.25%	02/01/2025	3,000,000	3,069,444
Autodesk Inc.	4.38%	06/15/2025	3,000,000	3,098,145
Cadence Design Systems Inc.	4.38%	10/15/2024	3,500,000	3,598,997
Microsoft Corp.	2.40%	08/08/2026	2,000,000	1,938,984
Microsoft Corp.	4.25%	02/06/2047	2,500,000	2,784,985

				14,490,555
Technology Hardware (1.5%)
Apple Inc.	2.85%	02/23/2023	2,000,000	2,018,292
Apple Inc.	4.38%	05/13/2045	1,000,000	1,088,563

				3,106,855
Transportation & Infrastructure (1.5%)
Burlington Northern Santa Fe Corp.	3.85%	09/01/2023	3,000,000	3,140,631

Total investment in corporate bonds (55.5%) (cost $117,239,929)				117,734,738

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
European Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	4,163,624
International Finance Corp.	2.00%	10/24/2022	4,000,000	4,942,170
International Finance Corp.	2.13%	04/07/2026	4,000,000	3,916,032

Total investment in supranational bonds (6.1%) (cost $12,683,818)				13,021,826

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
U.S. Treasury	1.25%	04/30/2019	3,000,000	2,996,850
U.S. Treasury	2.88%	10/31/2023	3,000,000	3,082,032
U.S. Treasury	2.50%	01/31/2024	5,000,000	5,058,205
U.S. Treasury	2.38%	02/29/2024	2,000,000	2,013,046
U.S. Treasury	2.63%	01/31/2026	2,000,000	2,038,516
U.S. Treasury	2.00%	11/15/2026	3,000,000	2,926,992
U.S. Treasury	2.25%	02/15/2027	2,000,000	1,984,610
U.S. Treasury	2.38%	05/15/2027	3,000,000	3,003,048
U.S. Treasury	2.25%	08/15/2027	3,000,000	2,971,290
U.S. Treasury	2.75%	02/15/2028	6,000,000	6,171,096
U.S. Treasury	2.88%	05/15/2028	3,000,000	3,116,133
U.S. Treasury	3.13%	11/15/2028	4,000,000	4,242,968
U.S. Treasury	2.63%	02/15/2029	7,000,000	7,128,513
U.S. Treasury	3.50%	02/15/2039	2,000,000	2,266,172
U.S. Treasury	3.13%	11/15/2041	2,000,000	2,127,422
U.S. Treasury	3.00%	08/15/2048	2,000,000	2,070,312
U.S. Treasury	3.00%	02/15/2049	4,000,000	4,144,376
U.S. Treasury (TIPS)	0.63%	07/15/2021	1,116,610	1,126,480
U.S. Treasury (TIPS)	0.13%	01/15/2022	1,111,920	1,102,986
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,061,240	1,060,277
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,201,290	1,326,244

Total investment in U.S. government treasury bonds (29.2%) (cost $60,215,754)				61,957,568

Total investment in long-term securities (94.7%) (cost $198,289,720)				201,032,822

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Time Deposits (4.3%)
BBH Cash Management Service
Banco Santander, Madrid	1.78%	04/01/2019	9,274,162	9,274,162

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (1.7%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	2.32%			3,551,625

Total short-term securities (6.0%) (cost $12,825,787)				12,825,787

Total securities (100.7%) (cost $211,115,507)				213,858,609

Payable upon return of securities loaned (-1.7%)				(3,551,625)

Other assets and liabilities (1.0%)				2,033,554

Total net assets (100.0%)				212,340,538

l	This security, or partial position of this security, was on loan at March 31, 2019. The total value of the securities on loan at March 31, 2019 was $3,479,306.
plc	Public Limited Company
LP	Limited Partnership
TIPS	Treasury Inflation Protected Security

The portfolio of investments as of March 31, 2019 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund’s most recent prospectus and annual report.

Income Taxes:

At March 31, 2019, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed Income Fund
Cost of long-term investments	$198,289,720

Unrealized appreciation	$3,687,768
Unrealized depreciation	(944,666)

Net unrealized appreciation	$2,743,102

The Parnassus Fixed Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s portfolio investments. These inputs are summarized in three levels, Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the portfolio’s financial assets as of March 31, 2019, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks	$6,702,238	$—	$—	$6,702,238
Commercial Mortgage-Backed Securities	—	1,616,452	—	1,616,452
Corporate Bonds	—	117,734,738	—	117,734,738
Supranational Bonds	—	13,021,826	—	13,021,826
U.S. Government Treasury Bonds	—	61,957,568	—	61,957,568
Short-Term Investments	12,825,787	—	—	12,825,787

Total	$19,528,025	$194,330,584	$—	$213,858,609

In accordance with procedures established by the Funds’ Trustees, all fair value securities as submitted by the Fund’s treasurer are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Funds’ audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.